Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

10. LEASES

The Company leases offices space under non-cancellable operating leases, with terms ranging from one to five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Supplemental balance sheet information related to operating lease was as follows:

	As of June 30, 2025	As of December 31, 2024
Right-of-use assets	$316	$371

Lease liabilities current	$107	$109
Lease liabilities non-current	120	250
	$227	$359

The weighted average remaining lease terms and discount rates for the operating lease were as follows as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025	As of December 31, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.60	2.10
Weighted average discount rate	5.50%	5.50%

For the six months ended June 30, 2025 and 2024, the Company incurred total operating lease expenses of $77 and $99, respectively.

The following is a schedule of maturities of lease liabilities as of June 30, 2025:

As of December 31, 2024
For the six months ending December 31, 2025	$96
For the year ending December 31, 2026	191
Total lease payments	287
Less: Imputed interest	(60)
Present value of lease liabilities	$227